FINANCIAL RISK MANAGEMENT - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 37,438	Rp 39,348
Loans and receivables | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Total financial assets	25,145	29,767
Loans and receivables | Trade and other receivables, net
FINANCIAL RISK MANAGEMENT
Total financial assets	9,564	7,900
Loans and receivables | Other current financial asset
FINANCIAL RISK MANAGEMENT
Total financial assets	1,005	313
Loans and receivables | Other non-current assets
FINANCIAL RISK MANAGEMENT
Total financial assets	183	210
Available-for-sale financial assets | Available-for-sale investments
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 1,541	Rp 1,158